Related-Party Transactions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		$ 674	$ 571	$ 555
Services provided by affiliates	[1]	453	454	422
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		25	22	22
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Services provided to related parties	[2]	156	128	101
Commodity purchases from affiliates		5	9	10
Services provided by affiliates	[3]	143	141	133
Other receivables	[4]	12	10
Customer receivables from related parties		1	1
Affiliated notes receivable	[5]	20	18
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		70	69	$ 69
Imbalances receivable from affiliates		$ 1	2
Imbalances payable to affiliates	[6]		$ 4

[1]	Includes capitalized expenditures of $144 million, $144 million and $143 million for the year ended December 31, 2017, 2016 and 2015, respectively.
[2]	Amounts primarily attributable to Atlantic Coast Pipeline.
[3]	Includes capitalized expenditures of $45 million, $49 million and $57 million for the year ended December 31, 2017, 2016 and 2015, respectively.
[4]	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
[5]	Amounts are presented in other deferred charges and other assets in Dominion Energy Gas' Consolidated Balance Sheets.
[6]	Amounts are presented in other current liabilities in Dominion Energy Gas' Consolidated Balance Sheets.